Intangible Assets - Summary of Changes in Intangible Assets (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 37,608	$ 20,402	$ 9,976
Ending balance	41,245	37,608	20,402
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	92,894	53,331	25,119
Increases	2,634	6,147	2,344
Translation effect	36,509	32,511	25,594
Adjustment for inflation	1,070	833	591
Decreases and reclassifications	(10,144)	72	(317)
Ending balance	122,963	92,894	53,331
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	55,286	32,929	15,143
Increases	3,428	2,374	1,749
Translation effect	22,753	19,807	15,983
Adjustment for inflation	251	199	58
Decreases and reclassifications		(23)	(4)
Ending balance	81,718	55,286	32,929
Service concession [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,646	11,592	5,644
Ending balance	22,853	17,646	11,592
Service concession [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51,936	31,702	14,824
Increases	1,049	1,271	1,303
Translation effect	21,213	18,969	15,544
Decreases and reclassifications	(1)	(6)	31
Ending balance	74,197	51,936	31,702
Service concession [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	34,290	20,110	9,180
Increases	2,659	1,848	1,190
Translation effect	14,395	12,332	9,740
Ending balance	51,344	34,290	20,110
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,655	6,907	3,465
Ending balance	13,436	16,655	6,907
Exploration rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16,655	6,907	3,465
Increases	715	4,171	276
Translation effect	6,528	5,680	3,414
Decreases and reclassifications	(10,462)	(103)	(248)
Ending balance	13,436	16,655	6,907
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,307	1,903	867
Ending balance	4,956	3,307	1,903
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,303	14,722	6,830
Increases	870	705	765
Translation effect	8,768	7,862	6,636
Adjustment for inflation	1,070	833	591
Decreases and reclassifications	319	181	(100)
Ending balance	35,330	24,303	14,722
Other intangibles [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,996	12,819	5,963
Increases	769	526	559
Translation effect	8,358	7,475	6,243
Adjustment for inflation	251	199	58
Decreases and reclassifications		(23)	(4)
Ending balance	$ 30,374	$ 20,996	$ 12,819